Concentrations (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024	Dec. 31, 2024 USD ($)
Concentrations [Line Items]
Prepaid balance (in Dollars)	$ 1,031,088
Cash and cash equivalent (in Dollars)	918,462			$ 903,228
Maximum financial institution	70,000	¥ 500,000
Cash and cash equivalents (in Dollars)	515,000			$ 546,000
Supplier [Member]
Concentrations [Line Items]
Prepaid balance (in Dollars)	$ 140,539
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration Risk Percentage	65.00%	65.00%	71.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration Risk Percentage	65.00%	65.00%	71.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration Risk Percentage	65.00%	65.00%	71.00%
Customer Concentration Risk [Member] | Largest Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration Risk Percentage	37.00%	37.00%	47.00%
Customer Concentration Risk [Member] | Largest Customer [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration Risk Percentage	49.00%	49.00%		42.00%
Customer Concentration Risk [Member] | Second Largest Customers [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration Risk Percentage	15.00%	15.00%	12.00%
Customer Concentration Risk [Member] | Second Largest Customers [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration Risk Percentage	18.00%	18.00%		17.00%
Customer Concentration Risk [Member] | Third Largest Customers [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration Risk Percentage	13.00%	13.00%	12.00%
Product Concentration Risk [Member] | Largest Supplier [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration Risk Percentage	22.00%	22.00%	22.00%
Product Concentration Risk [Member] | Largest Supplier [Member] | Prepaid Expenses Benchmark [Member]
Concentrations [Line Items]
Concentration Risk Percentage	75.00%	75.00%
Product Concentration Risk [Member] | Second Largest Supplier [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration Risk Percentage	13.00%	13.00%	15.00%
Product Concentration Risk [Member] | Third Largest Supplier [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration Risk Percentage	12.00%	12.00%	12.00%
Product Concentration Risk [Member] | Supplier [Member] | Prepaid Expenses Benchmark [Member]
Concentrations [Line Items]
Concentration Risk Percentage	10.00%	10.00%